INCOME TAXES	1 Months Ended	9 Months Ended
	Jan. 31, 2018	Sep. 30, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
14)	INCOME TAXES

Income (loss) from operations before income taxes included income from domestic operations of $1,163 million, $1,908 million and $311 million for the years ended December 31, 2017, 2016 and 2015, and income (losses) from foreign operations of $143 million, $119 million and $117 million for the years ended December 31, 2017, 2016 and 2015. Approximately $30 million, $30 million, and $29 million of the company’s income tax expense is attributed to foreign jurisdictions for the years ended December 31, 2017, 2016 and 2015.

A summary of the income tax (expense) benefit in the consolidated statements of income (loss) follows:

	2017	2016	2015
	(in millions)
Income tax (expense) benefit:
Current (expense) benefit	$119	$(169)	$136
Deferred (expense) benefit	(168)	(209)	86

Total	$(49)	$(378)	$222

The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35.0%. The sources of the difference and their tax effects are as follows:

	2017	2016	2015
	(in millions)
Expected income tax (expense) benefit	$(457)	$(710)	$(149)
Noncontrolling interest	138	125	96
Non-taxable investment income (loss)	255	177	191
Tax audit interest	(14)	(32)	(8)
State income taxes	(16)	(108)	(10)
Tax Settlements/Uncertain Tax Position Release	228	181	105
Change in Tax Law	(32)	—	—
Intangibles	(138)	(9)	(9)
Other	(13)	(2)	6

Income tax (expense) benefit	$(49)	$(378)	$222

During the second quarter of 2017, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for its consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company’s financial statements and unrecognized tax benefits was a tax benefit of $228 million. The Company’s financial statements include a tax expense of $129 million related to non-deductible goodwill due to the Company’s early adoption of revised goodwill impairment guidance in the first quarter of 2017.

During the first quarter of 2016, the Company agreed to the Internal Revenue Service’s Revenue Agent’s Report for MONY Life’s consolidated amended 2004-2007 Federal and consolidated 2008 and 2009 Federal corporate income tax returns. The impact on the Company’s statement of income (loss) is an income tax benefit of $21 million. Also during 2016, the Company released an unrecognized tax benefit related to the loss generated by the sale of MONY Life Insurance Company. The benefit recorded in the Company’s financial statements was $160 million.

During the second quarter of 2015, the Company reached a settlement with the IRS on the appeal of proposed adjustments to the Company’s 2004 and 2005 Federal corporate income tax returns. Additionally, on June 30, 2015, the statute of limitations lapsed on certain subsidiaries, resulting in the release of unrecognized tax benefits for timing items and the release of accrued interest thereon. The impact of these events on the Company’s financial statements and unrecognized tax benefits in 2015 was a tax benefit of $105 million.

The Tax Cuts and Jobs Act (the “Tax Reform Act”) was enacted on December 22, 2017. The SEC issued Staff Accounting Bulletin No. 118 (“SAB 118”) to address the application of U.S. GAAP in situations where a company does not have the necessary information available to complete its accounting for certain income tax effects of the Tax Reform Act. In accordance with SAB 118, the Company determined reasonable estimates for certain effects of the Tax Reform Act and recorded those estimates as provisional amounts in the 2017 financial statements due to the need for further analysis, collection and preparation of the relevant data necessary to complete the accounting. These amounts are subject to change as the information necessary to complete the calculations is obtained and as tax authorities issue further guidance.

The following provisional amounts related to the impact of the Tax Reform Act are included in the Company’s financial statements:

•

An income tax expense of $32 million from the revaluation of deferred tax assets and liabilities due to lower corporate tax rates. The Company will recognize changes to this estimate as the calculation of cumulative temporary differences is refined.

•

An income tax expense of $23 million to account for the deemed repatriation of foreign earnings. The determination of this tax requires further analysis regarding the amount and composition of historical foreign earnings.

The components of the net deferred income taxes are as follows:

	2017		2016
	Assets	Liabilities	Assets	Liabilities
	(in millions)
Compensation and related benefits	$328	$—	$605	$—
Net operating loss	35	—	43	—
Reserves and reinsurance	1,460	—	1,906	—
DAC and VOBA	—	850	—	1,551
Unrealized investment gains (losses)	—	373	—	63
Investments	—	891	—	859
Alternative minimum tax credits	528	—	303	—
Other	170	—	537	—

Total	$2,521	$2,114	$3,394	$2,473

The Company has Federal tax net operating loss carry forwards of $167 million and $123 million, which will expire at various dates from 2029 through 2035 for the years ending December 31, 2017 and 2016, respectively. Realization is dependent on generating sufficient taxable income prior to expiration of the loss carryforwards. Although realization is not assured, management believes it is more likely than not that all of the deferred tax asset will be realized.

The Company had $528 million and $303 million of AMT credits for the years ended December 31, 2017 and 2016, respectively, which do not expire. While the Tax Reform Act repealed the corporate AMT and allows for the refund of a portion of accumulated minimum tax credits, the refundable credits may be subject to a sequestration fee. Included in the deferred tax revaluation is a $35 million charge related to the sequestration of refundable AMT credits.

In accordance with the recently enacted Tax Reform Act, the Company provided a $23 million provisional charge on the deemed repatriation of earnings associated with non-U.S. corporate subsidiaries. Therefore, the Company is no longer asserting permanent reinvestment of earnings overseas. Per SAB 118, the Company continues to evaluate the remaining income tax effects on the reversal of the indefinite reinvestment assertion as a result of the Tax Reform Act.

A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

	2017	2016	2015
	(in millions)
Balance at January 1,	$729	$802	$857
Additions for tax positions of prior years	28	99	44
Reductions for tax positions of prior years	(247)	(172)	(99)
Additions for tax positions of current year	—	—	—
Settlements with Tax Authorities	(33)	—	—

Balance at December 31,	$477	$729	$802

Unrecognized tax benefits that, if recognized, would impact the effective rate	$317	$485	$620

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2017 and 2016 were $83 million and $126 million, respectively. For 2017, 2016 and 2015, respectively, there were $(43) million, $25 million and $(47) million in interest expense related to unrecognized tax benefits.

It is reasonably possible that the total amount of unrecognized tax benefits will change within the next 12 months due to the conclusion of IRS proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

As of December 31, 2017, tax years 2010 and subsequent remain subject to examination by the IRS.

INCOME TAXES
Income tax expense for the nine months ended September 30, 2018 and 2017 was computed using an estimated annual effective tax rate (“ETR”), with discrete items recognized in the period in which they occur. The estimated ETR is revised, as necessary, at the end of successive interim reporting periods.
The Company adopted revised goodwill impairment guidance in the first quarter of 2017. Income tax expense for the nine months ended September 30, 2017 includes an expense of $129 million related to the impairment of non-deductible goodwill.
In the first nine months of 2017, the Company recognized a tax benefit of $228 million related to the conclusion of an Internal Revenue Service (“IRS”) audit for tax years 2008 and 2009.
On December 22, 2017, President Trump signed into law the Tax Cuts and Jobs Act (the “Tax Reform Act”), a broad overhaul of the U.S. Internal Revenue Code that changes long-standing provisions governing the taxation of U.S. corporations, including life insurance companies. At December 31, 2017, the Company recorded a provisional estimate of the income tax effects related to the Tax Reform Act. During the nine months ended September 30, 2018, there were no changes to this estimate.